Loans - Schedule of Allowance for Loan Losses by Portfolio Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Residential real estate
Beginning balance	$ 2,127
Provision for (recovery of) credit losses on loans	39	$ 24
Loans charged off		(26)
Recoveries	7	4
Credit Losses for Unfunded Liabilities	(3)	(6)
Ending balance	2,170	2,127
One- to four-family [Member]
Residential real estate
Beginning balance	1,661
Provision for (recovery of) credit losses on loans	29	82
Loans charged off		(18)
Recoveries
Credit Losses for Unfunded Liabilities
Ending balance	1,690	1,661
Multi-family [Member]
Residential real estate
Beginning balance	100
Provision for (recovery of) credit losses on loans	(14)	(33)
Loans charged off
Recoveries
Credit Losses for Unfunded Liabilities
Ending balance	86	100
Construction [Member]
Residential real estate
Beginning balance	122
Provision for (recovery of) credit losses on loans	(49)	(12)
Loans charged off
Recoveries
Credit Losses for Unfunded Liabilities	(3)	(4)
Ending balance	70	122
Land [Member]
Residential real estate
Beginning balance	28
Provision for (recovery of) credit losses on loans	(4)	13
Loans charged off
Recoveries
Credit Losses for Unfunded Liabilities
Ending balance	24	28
Farm Loan [Member]
Residential real estate
Beginning balance	4
Provision for (recovery of) credit losses on loans	12	(2)
Loans charged off
Recoveries
Credit Losses for Unfunded Liabilities
Ending balance	16	4
Nonresidential real estate [Member]
Residential real estate
Beginning balance	192
Provision for (recovery of) credit losses on loans	38	8
Loans charged off
Recoveries
Credit Losses for Unfunded Liabilities
Ending balance	230	192
Commercial and industrial [Member]
Residential real estate
Beginning balance	3
Provision for (recovery of) credit losses on loans	4
Loans charged off
Recoveries
Credit Losses for Unfunded Liabilities
Ending balance	7	3
Loans on deposits [Member]
Residential real estate
Beginning balance
Provision for (recovery of) credit losses on loans
Loans charged off
Recoveries
Credit Losses for Unfunded Liabilities
Ending balance
Home Equity [Member]
Residential real estate
Beginning balance	14
Provision for (recovery of) credit losses on loans	15	(31)
Loans charged off		(8)
Recoveries	7	4
Credit Losses for Unfunded Liabilities		(2)
Ending balance	36	14
Automobile Loan [Member]
Residential real estate
Beginning balance
Provision for (recovery of) credit losses on loans	1	(1)
Loans charged off
Recoveries
Credit Losses for Unfunded Liabilities
Ending balance	1
Unsecured Loan Member
Residential real estate
Beginning balance	3
Provision for (recovery of) credit losses on loans	7	2
Loans charged off
Recoveries
Credit Losses for Unfunded Liabilities
Ending balance	10	3
Commercial and industrial [Member]
Residential real estate
Beginning balance	$ 3
Provision for (recovery of) credit losses on loans		(2)
Loans charged off
Recoveries
Credit Losses for Unfunded Liabilities
Ending balance		3
Pre-ASC 326 Adoption [Member]
Residential real estate
Beginning balance		1,634
Pre-ASC 326 Adoption [Member] | One- to four-family [Member]
Residential real estate
Beginning balance		857
Pre-ASC 326 Adoption [Member] | Multi-family [Member]
Residential real estate
Beginning balance		278
Pre-ASC 326 Adoption [Member] | Construction [Member]
Residential real estate
Beginning balance		41
Pre-ASC 326 Adoption [Member] | Land [Member]
Residential real estate
Beginning balance		1
Pre-ASC 326 Adoption [Member] | Farm Loan [Member]
Residential real estate
Beginning balance		4
Pre-ASC 326 Adoption [Member] | Nonresidential real estate [Member]
Residential real estate
Beginning balance		405
Pre-ASC 326 Adoption [Member] | Loans on deposits [Member]
Residential real estate
Beginning balance		1
Pre-ASC 326 Adoption [Member] | Home Equity [Member]
Residential real estate
Beginning balance		23
Pre-ASC 326 Adoption [Member] | Automobile Loan [Member]
Residential real estate
Beginning balance
Pre-ASC 326 Adoption [Member] | Unsecured Loan Member
Residential real estate
Beginning balance		1
Pre-ASC 326 Adoption [Member] | Commercial and industrial [Member]
Residential real estate
Beginning balance		23
Impact of ASC 326 Adoption [Member]
Residential real estate
Beginning balance		497
Impact of ASC 326 Adoption [Member] | One- to four-family [Member]
Residential real estate
Beginning balance		740
Impact of ASC 326 Adoption [Member] | Multi-family [Member]
Residential real estate
Beginning balance		(145)
Impact of ASC 326 Adoption [Member] | Construction [Member]
Residential real estate
Beginning balance		97
Impact of ASC 326 Adoption [Member] | Land [Member]
Residential real estate
Beginning balance		14
Impact of ASC 326 Adoption [Member] | Farm Loan [Member]
Residential real estate
Beginning balance		2
Impact of ASC 326 Adoption [Member] | Nonresidential real estate [Member]
Residential real estate
Beginning balance		(221)
Impact of ASC 326 Adoption [Member] | Loans on deposits [Member]
Residential real estate
Beginning balance		(1)
Impact of ASC 326 Adoption [Member] | Home Equity [Member]
Residential real estate
Beginning balance		28
Impact of ASC 326 Adoption [Member] | Automobile Loan [Member]
Residential real estate
Beginning balance		1
Impact of ASC 326 Adoption [Member] | Unsecured Loan Member
Residential real estate
Beginning balance
Impact of ASC 326 Adoption [Member] | Commercial and industrial [Member]
Residential real estate
Beginning balance		(18)
As Reported Under ASC 326 [Member]
Residential real estate
Beginning balance		2,131
As Reported Under ASC 326 [Member] | One- to four-family [Member]
Residential real estate
Beginning balance		1,597
As Reported Under ASC 326 [Member] | Multi-family [Member]
Residential real estate
Beginning balance		133
As Reported Under ASC 326 [Member] | Construction [Member]
Residential real estate
Beginning balance		138
As Reported Under ASC 326 [Member] | Land [Member]
Residential real estate
Beginning balance		15
As Reported Under ASC 326 [Member] | Farm Loan [Member]
Residential real estate
Beginning balance		6
As Reported Under ASC 326 [Member] | Nonresidential real estate [Member]
Residential real estate
Beginning balance		184
As Reported Under ASC 326 [Member] | Loans on deposits [Member]
Residential real estate
Beginning balance
As Reported Under ASC 326 [Member] | Home Equity [Member]
Residential real estate
Beginning balance		51
As Reported Under ASC 326 [Member] | Automobile Loan [Member]
Residential real estate
Beginning balance		1
As Reported Under ASC 326 [Member] | Unsecured Loan Member
Residential real estate
Beginning balance		1
As Reported Under ASC 326 [Member] | Commercial and industrial [Member]
Residential real estate
Beginning balance		$ 5